Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Tax at statutory rate	20.00%	21.00%	20.00%
Net decrease in the valuation allowance	$ (1,300,000)
Liabilities for uncertain tax positions	2,300,000
Accrued interest or penalties related to uncertain tax positions	0	$ 0
Undistributed earnings of foreign subsidiaries	$ 1,400,000
U. K. [Member]
Income Taxes [Line Items]
Tax at statutory rate	20.00%	21.00%	20.00%
Net operating losses related to excess share-based compensation deductions	$ 6,600,000
U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	10,300,000	$ 9,500,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions	2,800,000
U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	31,500,000	30,400,000
U.S. State [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions	2,800,000
U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	24,400,000	27,400,000
South African [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	0	3,000,000
Australian [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 7,700,000	$ 3,200,000
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Open tax year	2015
Earliest Tax Year [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Open tax year	2013
Latest Tax Year [Member] | U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 200,000
Latest Tax Year [Member] | U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2036
Latest Tax Year [Member] | U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2036